Guarantees (Tables)	12 Months Ended
Dec. 31, 2015
Guarantee on loans sold or serviced with credit recourse
Credit Recourse Agreements Reserve Table [Text Block]
	December 31,
(In thousands)	2015	2014
Balance as of beginning of period	$59,438	$41,463
Provision for recourse liability	22,938	41,312
Net charge-offs	(23,713)	(23,337)
Balance as of end of period	$58,663	$59,438

Banco Popular de Puerto Rico | Guarantee on loans sold or serviced with representation and warranties
Indemnifications and Representations and Warranties Table [Text Block]
(In thousands)	2015	2014
Balance as of beginning of period	$15,959	$19,277
Provision (reversal) for representation and warranties	(5,446)	(712)
Net charge-offs	(176)	(2,606)
Settlements paid	(2,250)	-
Balance as of end of period	$8,087	$15,959